Leases - Schedule Of Operating Lease Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Long-term (fixed)	$ 115	$ 114	$ 135
Long-term (variable)	98	67	64
Short-term	4	4	2
Total operating lease expense	$ 217	$ 185	$ 201